Note 4 - Receivables - Summary of Receivables (Details) - AUD ($)	Dec. 31, 2023	Dec. 31, 2022
Accounts receivables	$ 2,125,500	$ 974,323
Allowance for credit losses	0	0
Accounts Receivable, after Allowance for Credit Loss, Current	$ 2,125,500	$ 974,323